Intangible Exploration and Evaluation Assets - Detailed Information About Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance, beginning of year	$ 33,706
Balance, end of year	584	$ 33,706
Intangible exploration and evaluation assets [member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance, beginning of year	33,706	36,266
Additions to exploration and evaluation assets	337	5,377
Impairment loss	(33,459)	(7,937)
Balance, end of year	$ 584	$ 33,706